       ------------------------------------------------------------------

   DIRECTORS                             OFFICERS
   Barton M. Biggs                       Stefanie V. Chang
   CHAIRMAN OF THE BOARD                 VICE PRESIDENT
   Chairman and Director, Morgan         Harold J. Schaaff, Jr.
   Stanley Asset Management Inc. and     VICE PRESIDENT
   Morgan Stanley Asset Management       Joseph P. Stadler
   Limited; Managing Director, Morgan    VICE PRESIDENT
   Stanley & Co. Incorporated.           Valerie Y. Lewis
   Michael F. Klein                      SECRETARY
   DIRECTOR AND PRESIDENT                Karl O. Hartmann
   Principal, Morgan Stanley Asset       ASSISTANT SECRETARY
   Management Inc. and Morgan Stanley    Joanna M. Haigney
   & Co. Incorporated                    TREASURER
   John D. Barrett II                    Rene J. Feuerman
   Chairman and Director,                ASSISTANT TREASURER
   Barrett Associates, Inc.
   Gerard E. Jones
   Partner, Richards & O'Neil LLP
   Andrew McNally IV
   River Road Partners
   Samuel T. Reeves
   Chairman of the Board and Chief
   Executive Officer, Pinacle L.L.C.
   Fergus Reid
   Chairman and Chief Executive
   Officer, LumeLite Plastics
   Corporation
   Frederick O. Robertshaw
   Of Counsel, Copple, Chamberlin &
   Boehm, P.C.

       ------------------------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
       ------------------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020
           ---------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
           ---------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
           ---------------------------------------------------------
INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

           ---------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                           EMERGING GROWTH PORTFOLIO
                              FIRST QUARTER REPORT
                                 MARCH 31, 1998

LETTER TO SHAREHOLDERS
-------

The Emerging Growth Portfolio invests primarily in growth-oriented equity securities of small-to-medium sized domestic corporations and, to a limited extent, foreign corporations. Such companies generally have gross revenues ranging from $10 million to $750 million.

For the three months ended March 31, 1998, the Portfolio had a total return of 16.32% for the Class A shares and 16.12% for the Class B shares, compared to a total return of 16.90% for the NASDAQ Composite Index (the "Index"). For the one year ended March 31, 1998, the Portfolio had a total return of 46.58% for the Class A shares and 46.22% for the Class B shares, compared to 50.26% for the Index. For the five year period ended March 31, 1998, the average annual total return of Class A was 14.89% compared to 21.61% for the Index. From inception on November 1, 1989 through March 31, 1998,

PERFORMANCE COMPARED TO THE NASDAQ COMPOSITE INDEX(1)
--------------------------------------------------------------------------------

                                                 TOTAL RETURNS(2)
                                 ------------------------------------------------
                                                           AVERAGE      AVERAGE
                                                           ANNUAL       ANNUAL
                                                ONE         FIVE         SINCE
                                    YTD        YEAR         YEARS      INCEPTION
                                 ---------  -----------  -----------  -----------
PORTFOLIO--CLASS A.............      16.32%      46.58%       14.89%       13.54%
PORTFOLIO--CLASS B.............      16.12       46.22          N/A        13.81
INDEX--CLASS A.................      16.90       50.26        21.61        18.02
INDEX--CLASS B.................      16.90       50.26          N/A        27.81

1.  The NASDAQ Composite Index is an unmanaged index of common stocks.

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

the average annual total return of Class A was 13.54% compared to 18.02% for the Index. From inception on January 2, 1996 through March 31, 1998, the average annual total return of Class B was 13.81% compared to 27.81% for the Index.

During the quarter we reduced our exposure to the healthcare and technology sectors and shifted our emphasis towards business services, finance and consumer discretionary (especially broadcasting). We also continued to reduce the number of issues in the Portfolio to about 100 at quarter end. This has enabled us to take larger positions in our best ideas while remaining diversified through our "farm team", or names which represent less than a 50 basis point position. We continue to feel that by taking larger and fewer positions we are best able to leverage the benefits of our research efforts.

Thiokol was our largest position at quarter end, at 4.9% of net assets. It is the nation's leading supplier of solid rocket propulsion systems for space launch vehicles, both for government and commercial users. Thiokol, through its Huck International, Inc. subsidiary, is a leading designer of high performance fasteners used by nearly every current U.S. and European commercial aircraft, as well as military aircraft, heavy duty trucks, railroad cars and automobiles. Thiokol also owns a 49% interest in Howmet International, which supplies components for turbine engines used on jet aircraft and for utility power generation.

Another large holding was Knoll, which represented 3.2% of the Portfolio's net assets at quarter end. Knoll designs, manufactures and develops office furniture products and accessories, focusing on the middle to high end of the contract furniture market. We are excited about both the company's opportunity for growth, as well as significant de-leveraging which will help earnings per share grow at a faster rate than sales.

Finally, we also highlight Reinsurance Group of America (RGA) which made up 2.8% of net assets at quarter end. The company engages primarily in life reinsurance.

(Reinsurance is an arrangement under which an insurance company can cede part of its underwriting risk to a third party.) A reinsurer such as Reinsurance Group adds value to the insurance company in several ways, notably allowing insurance companies to increase their volume of business and stabilizing their operating results. RGA has established an exceptional reputation in the U.S., where it deals with most of the top 100 domestic insurance companies. We are increasingly excited by the growth of RGA's international business in Canada, Latin America, and Australia.

At quarter end the portfolio held 99 positions and 1.4% in cash and equivalents. The top ten holdings accounted for 33.6% of the Portfolio's net assets.

Kurt A. Feuerman
PORTFOLIO MANAGER

Daniel R. Lascano
PORTFOLIO MANAGER

April 1998

INVESTMENTS (UNAUDITED)
----------
MARCH 31, 1998

                                                        VALUE
         SHARES                                         (000)
---------------                                        -------
COMMON STOCKS (98.6%)
 AUTO & TRANSPORTATION (6.3%)
   AIR TRANSPORT (4.0%)
         49,200    Continental Airlines, Inc., Class
                    B                                  $ 2,894
                                                       -------
   AUTO PARTS: AFTER MARKET (0.5%)
         14,900    Aftermarket Technology Corp.            326
                                                       -------
   AUTO PARTS: ORIGINAL EQUIPMENT (1.5%)
         16,900    Borg-Warner Automotive, Inc.          1,084
                                                       -------
   AUTO TRUCKS & PARTS (0.3%)
          7,800    Keystone Automotive Industries,
                    Inc.                                   185
                                                       -------
  TOTAL AUTO & TRANSPORTATION                            4,489
                                                       -------
 CONSUMER DISCRETIONARY (33.1%)
   ADVERTISING AGENCIES (0.6%)
         12,650    Lamar Advertising Co.                   437
                                                       -------
   EDUCATION SERVICES (0.5%)
         10,300    DeVry, Inc.                             352
                                                       -------
   ENTERTAINMENT (0.6%)
         11,900    Gaylord Entertainment Co.               425
                                                       -------
   FUNERAL PARLORS & CEMETERIES (0.8%)
         23,800    Equity Corporation International        570
                                                       -------
   HOUSEHOLD FURNISHINGS (0.5%)
         11,400    Furniture Brands International,
                    Inc.                                   367
                                                       -------
   PUBLISHING: MISCELLANEOUS (0.5%)
         22,400    PRIMEDIA, Inc.                          329
                                                       -------
   PUBLISHING: NEWSPAPERS (4.0%)
         42,500    Harte-Hanks Communications, Inc.      1,009
         23,200    Pulitzer Publishing Co.               1,853
                                                       -------
                                                         2,862
                                                       -------
   RADIO & TV BROADCASTERS (12.2%)
         18,200    Ackerley Group, Inc.                    372
         51,500    American Radio Systems Corp.          3,267
         11,100    Clear Channel Communications, Inc.    1,088
         31,400    Granite Broadcasting Corp.              361
          8,900    Metro Networks, Inc.                    374
         33,500    SFX Broadcasting Inc., Class A        3,262
                                                       -------
                                                         8,724
                                                       -------
   RESTAURANTS (1.3%)
         11,800    Brinker International, Inc.             258
         17,500    Dave & Busters, Inc.                    472
          5,600    Papa John's International, Inc.         213
                                                       -------
                                                           943
                                                       -------

                                                        VALUE
         SHARES                                         (000)
---------------                                        -------
   RETAIL (3.5%)
         60,000    Ames Department Stores, Inc.        $ 1,268
         11,500    Bed, Bath & Beyond, Inc.                531
          9,900    Dollar Tree Stores, Inc.                526
          6,900    Dress Barn, Inc.                        198
                                                       -------
                                                         2,523
                                                       -------
   SERVICE ORGANIZATIONS (0.5%)
         19,100    Youth Services International, Inc.      351
                                                       -------
   SERVICES: COMMERCIAL (8.1%)
         20,538    Cendant Corp.                           814
         11,700    Data Processing Resources Corp.         363
         59,200    MPW Industrial Services Group,
                    Inc.                                   644
         12,100    NFO Worldwide, Inc.                     254
         16,450    Robert Half International, Inc.         790
         30,500    Romac International, Inc.               839
         58,300    Steven Myers & Associates, Inc.       1,035
         21,900    Viad Corp.                              531
          8,600    Volt Information Sciences, Inc.         479
                                                       -------
                                                         5,749
                                                       -------
  TOTAL CONSUMER DISCRETIONARY                          23,632
                                                       -------
 CONSUMER STAPLES (1.7%)
   FOODS (1.7%)
          6,953    Tootsie Roll Industries, Inc.           498
         19,800    U.S. Foodservice, Inc.                  729
                                                       -------
  TOTAL CONSUMER STAPLES                                 1,227
                                                       -------
 FINANCIAL SERVICES (16.8%)
   DIVERSIFIED FINANCIAL SERVICES (0.7%)
         14,901    Mutual Risk Management Ltd.             505
                                                       -------
   FINANCIAL DATA PROCESSING SERVICES &
    SYSTEMS (2.7%)
         18,150    Paychex, Inc.                         1,046
         23,100    SunGard Data Systems, Inc.              850
                                                       -------
                                                         1,896
                                                       -------
   FINANCIAL MISCELLANEOUS (1.0%)
          5,500    CMAC Investment Corp.                   367
          2,900    Executive Risk, Inc.                    207
          2,100    Federal Agricultural Mortgage
                    Corp., Class C                         117
                                                       -------
                                                           691
                                                       -------
   INSURANCE: LIFE (0.6%)
         16,500    ESG Re, Ltd.                            429
                                                       -------

                                                        VALUE
         SHARES                                         (000)
---------------                                        -------
   INSURANCE: MULTI-LINE (4.3%)
         11,600    Horace Mann Educators Corp.         $   407
         39,700    Reinsurance Group of America, Inc.    1,985
         13,500    The Liberty Corp.                       689
                                                       -------
                                                         3,081
                                                       -------
   INSURANCE: PROPERTY & CASUALTY (4.9%)
          8,400    Mercury General Corp.                   526
         20,700    Orion Capital Corp.                   1,132
          9,900    Progressive Corp.                     1,333
         20,400    USF&G Corp.                             509
                                                       -------
                                                         3,500
                                                       -------
   INVESTMENT MANAGEMENT COMPANIES (1.6%)
         29,700    Conning Corp.                           587
         17,400    PIMCO Advisors Holdings L.P.            583
                                                       -------
                                                         1,170
                                                       -------
   REAL ESTATE INVESTMENT TRUSTS (REIT) (0.8%)
          9,900    Crescent Real Estate Equities,
                    Inc.                                   356
          7,600    Federal Realty                          187
                                                       -------
                                                           543
                                                       -------
   SAVINGS & LOAN (0.2%)
          3,800    Golden State Bancorp., Inc.             145
                                                       -------
  TOTAL FINANCIAL SERVICES                              11,960
                                                       -------
 HEALTH CARE (6.3%)
   DRUGS & PHARMACEUTICALS (3.1%)
          4,500    Human Genome Sciences, Inc.             179
          9,300    Inhale Therapeutic Systems              250
          4,900    Jones Medical Industries, Inc.          177
         25,100    Medicis Pharmaceutical, Class A       1,095
         17,300    Miravant Medical Technologies           541
                                                       -------
                                                         2,242
                                                       -------
   HEALTH CARE FACILITIES (1.1%)
         11,500    Health Management Associates,
                    Inc., Class A                          329
         17,400    Province Healthcare Co.                 457
                                                       -------
                                                           786
                                                       -------
   HEALTH CARE MANAGEMENT SERVICES (1.6%)
         30,200    American Oncology Resources, Inc.       460
         21,516    Concentra Managed Care, Inc.            662
                                                       -------
                                                         1,122
                                                       -------
   MEDICAL & DENTAL INSTRUMENTS & SUPPLIES (0.5%)
          3,100    Cooper Cos., Inc.                       132
          4,900    Henry Schein, Inc.                      203
                                                       -------
                                                           335
                                                       -------
  TOTAL HEALTH CARE                                      4,485
                                                       -------
                                                        VALUE
         SHARES                                         (000)
---------------                                        -------
 MATERIALS & PROCESSING (2.0%)
   BUILDING MATERIALS (0.6%)
          9,500    Martin Marietta Materials, Inc.     $   410
                                                       -------
   BUILDING: CEMENT (0.5%)
          4,900    Southdown, Inc.                         341
                                                       -------
   CHEMICALS (0.2%)
         12,900    Chromatics Color Science
                    International, Inc.                    160
                                                       -------
   ENGINEERING & CONTRACTING SERVICES (0.7%)
         14,200    Specialty Teleconstructors, Inc.        485
                                                       -------
  TOTAL MATERIALS & PROCESSING                           1,396
                                                       -------
 OTHER (2.2%)
   MULTI-SECTOR COMPANIES (2.2%)
         21,800    GenCorp, Inc.                           670
         43,000    Walter Industries, Inc.                 919
                                                       -------
  TOTAL OTHER                                            1,589
                                                       -------
 PRODUCER DURABLES (9.8%)
   AEROSPACE (5.2%)
          4,000    Orbital Sciences Corp.                  179
         73,000    Thiokol Corp.                         3,527
                                                       -------
                                                         3,706
                                                       -------
   INDUSTRIAL PRODUCTS (0.3%)
         11,700    Ladish Co., Inc.                        174
                                                       -------
   MISCELLANEOUS PRODUCER DURABLES (0.8%)
         13,900    JLK Direct Distribution, Inc.,
                    Class A                                531
          3,900    Republic Automotive Parts, Inc.          70
                                                       -------
                                                           601
                                                       -------
   OFFICE FURNITURE & BUSINESS EQUIPMENT (3.5%)
         60,000    Knoll, Inc.                           2,314
          5,500    Steelcase, Inc.                         201
                                                       -------
                                                         2,515
                                                       -------
  TOTAL PRODUCER DURABLES                                6,996
                                                       -------
 TECHNOLOGY (13.9%)
   COMMUNICATIONS TECHNOLOGY (2.1%)
         13,000    Ascend Communications, Inc.             492
          4,200    Proxim, Inc.                             64
         13,900    Tellabs, Inc.                           933
                                                       -------
                                                         1,489
                                                       -------
   COMPUTER SERVICES SOFTWARE & SYSTEMS (4.1%)
         17,000    Compuware Corp.                         838
         13,600    FlexiInternational Software, Inc.       167
         31,200    Mercury Computer Systems, Inc.          538
         13,600    Peoplesoft, Inc.                        716
          1,518    Structural Dynamics Research Corp.       38

                                                        VALUE
         SHARES                                         (000)
---------------                                        -------
   COMPUTER SERVICES SOFTWARE & SYSTEMS (CONTINUED)
         14,300    Whittman-Hart, Inc.                 $   647
                                                       -------
                                                         2,944
                                                       -------
   COMPUTER TECHNOLOGY (1.9%)
         21,100    FORE Systems, Inc.                      332
         27,900    Ingram Micro, Inc., Class A           1,036
                                                       -------
                                                         1,368
                                                       -------
   ELECTRONICS (0.8%)
          8,100    Sanmina Corp.                           566
                                                       -------
   ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS (4.3%)
         18,000    Linear Technology Corp.               1,241
         26,300    Maxim Integrated Products, Inc.         957
         22,200    Xilinx, Inc.                            831
                                                       -------
                                                         3,029
                                                       -------
   ELECTRONICS: TECHNOLOGY (0.7%)
         16,600    Tracor, Inc.                            531
                                                       -------
  TOTAL TECHNOLOGY                                       9,927
                                                       -------
 UTILITIES (6.5%)
   UTILITIES: TELECOMMUNICATIONS (6.5%)
         43,500    Associated Group, Inc., Class B       1,599
         28,700    Cellular Communications
                    International, Inc.                  1,941
         31,800    COMSAT Corp.                          1,095
                                                       -------
  TOTAL UTILITIES                                        4,635
                                                       -------
TOTAL COMMON STOCKS (Cost $59,804)                      70,336
                                                       -------

     FACE
    AMOUNT
     (000)
---------------
SHORT-TERM INVESTMENT (0.9%)
 REPURCHASE AGREEMENT (0.9%)
$           610    Chase Securities, Inc. 5.60%,
                    dated 3/31/98, due 4/01/98, to be
                    repurchased at $610,
                    collateralized by U.S. Treasury
                    Notes, 6.25%, due 4/30/01, valued
                    at $626 (Cost $610)                    610
                                                       -------

                                                        VALUE
                                                        (000)
                                                       -------
TOTAL INVESTMENTS (99.5%) (Cost $60,414)               $70,946
                                                       -------
OTHER ASSETS AND LIABILITIES (0.5%)
  Other Assets                                           4,898
  Liabilities                                           (4,526)
                                                       -------
                                                           372
                                                       -------
NET ASSETS (100%)                                      $71,318
                                                       -------
                                                       -------
CLASS A:
NET ASSETS                                             $69,844
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 7,777,018 outstanding $0.001 par
  value shares (authorized 500,000,000 shares)           $8.98
                                                       -------
                                                       -------
CLASS B:
NET ASSETS                                              $1,474
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 166,321 outstanding $0.001 par
  value shares (authorized 500,000,000 shares)           $8.86
                                                       -------
                                                       -------